Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments The Rio Tinto plc and Rio Tinto Limited share-based incentive plans are as follows.
UK Share Plan
The fair values of Matching and Free share awards are the market value of the shares on the date of award. The awards are settled in equity.
Equity Incentive Plan
Since 2018, all long-term incentive awards have been granted under the 2018 Equity Incentive Plans which allow for awards in the form of
Performance Share Awards (PSA), Management Share Awards (MSA) and Bonus Deferral Awards (BDA) to be granted. In general, these awards will be settled in equity, including the dividends accumulated from date of award to vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions.
Performance Share Awards
The vesting of these awards is dependent on service conditions being met; performance conditions apply.
Awards granted in previous years (since 2018) are subject to a Total Shareholder Return (TSR) performance condition. Awards granted since
2024 are subject to both a TSR performance condition (80% weighting), and a decarbonisation measure (20% weighting). The fair value of the awards subject to a TSR performance condition is calculated using a Monte Carlo simulation model. For the part of the awards subject to a decarbonisation target, as this is a non-market related performance condition, the number of awards assumed to vest is reviewed at each accounting date, based on the prevailing projected outcome. Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2024: 5% per annum).
Management Share Awards
The vesting of these awards is dependent on service conditions being met; no performance conditions apply.
The fair value of each award on the day of grant is based on the share price on the day of grant. Forfeitures prior to vesting are assumed at
7% per annum of outstanding awards (2024: 7% per annum).
Bonus Deferral Awards
Bonus Deferral Awards represent the deferral of 50% of the Short Term Incentive Plan (STIP) award for Executive Directors and Executive
Committee members.
The vesting of these awards is dependent only on service conditions being met. The fair value of each award is based on the share price on the day of grant. Forfeitures prior to vesting are assumed at 3% per annum of outstanding awards (2024: 3% per annum).
Global Employee Share Plans
The Global Employee Share Plans were re-approved by shareholders in 2021. Under these plans, the companies provide a Matching share award for each Investment share purchased by a participant. The vesting of Matching awards is dependent on service conditions being met and the continued holding of Investment shares by the participant until vesting. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each Matching share on the day of grant is equal to the share price on the date of purchase less a deduction of 15% (5% per annum) for estimated cancellations (caused by employees withdrawing their Investment shares prior to vesting). In addition, the number of awards expected to vest includes a deduction for expected forfeitures prior to vesting which are assumed at 5% per annum of outstanding awards (2024: 5% per annum).
Legacy Arcadium share plans
Under the terms of the acquisition of Arcadium Lithium plc in March 2025, there was a rollover of share awards under the Arcadium Lithium plc Omnibus Incentive Plan and the Livent Corporation Incentive Compensation and Stock Plan (the Arcadium Plans) into Rio Tinto plc denominated awards.
The Arcadium Plans provided for the grant of a variety of cash and equity awards, including share options, restricted share units and restricted share rights.
Unvested and unexercised share awards were rolled over into Rio Tinto plc denominated share awards using the conversion ratio set out in the Arcadium transaction agreement.
Share options vest on the first, second and third anniversaries of the original date of grant, subject to continued employment and the exercise price may not be less than the fair market value of the share at the original date of grant. Options expire no later than 10 years from the original grant date.
Awards of restricted share units and restricted share rights typically vest equally on the first, second and third anniversaries of the grant date, subject to continued employment.
The cost for share options, restricted share units and restricted share rights is recognised over the vesting period since the acquisition less any charge previously recognised by Arcadium Lithium plc. Share options are valued using a Black-Scholes valuation model, restricted share units and restricted share rights are valued using the market price of the shares on the acquisition date.
All Arcadium awards will be settled with Rio Tinto plc shares.
28 Share-based payments continued
Recognition and measurement
These plans are accounted for in accordance with the fair value recognition provisions of IFRS 2.
The fair value of the Group’s share plans is recognised as an expense over the expected vesting period with an offset to retained earnings for Rio Tinto plc plans and to other reserves for Rio Tinto Limited plans.
The Group uses fair values provided by independent actuaries calculated using a Monte Carlo simulation model and Black-Scholes valuation option model where required.
The terms of each plan are considered at the balance sheet date to determine whether the plan should be accounted for as equity-settled or cash-settled. The Group does not operate any material plans as cash-settled although certain awards can be settled in cash at the discretion of the Directors or where settling awards in equity is challenging or prohibited by local laws and regulations. The value of these awards is immaterial.
The Group’s equity-settled share plans are settled by the issuance of shares by the relevant parent company, the purchase of shares on market, or the use of shares held in treasury. If the cost of shares acquired to satisfy the plans differs from the expense charged, the difference is taken to retained earnings or other reserves, as appropriate.
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-
settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2025 US$m	2024 US$m	2023 US$m	2025 US$m	2024 US$m
Equity-settled awards	232	170	140	–	–
Cash-settled awards	5	2	4	7	5
Total	237	172	144	7	5
Performance Share Awards (granted under the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2025 number	Weighted average fair value at grant date 2025 £	2024 number	Weighted average fair value at grant date 2024 £	2025 number	Weighted average fair value at grant date 2025 A$	2024 number	Weighted average fair value at grant date 2024 A$
Unvested awards at 1 January	2,756,594	25.71	2,596,811	24.34	1,368,779	59.97	1,011,192	54.74
Awarded	1,837,822	27.77	1,077,110	28.22	1,202,284	68.09	579,982	67.34
Forfeited	(229,880)	28.27	(77,417)	27.33	(89,521)	69.81	(35,737)	60.05
Failed performance conditions	(395,425)	13.55	(38,101)	24.68	(88,804)	33.56	(11,058)	54.55
Vested	(193,418)	23.86	(801,809)	24.52	(12,958)	33.56	(175,600)	54.55
Unvested awards at 31 December	3,775,693	27.93	2,756,594	25.71	2,379,780	64.83	1,368,779	59.97

	Rio Tinto plc awards				Rio Tinto Limited awards
	2025 number	Weighted average share price at vesting 2025 £	2024 number	Weighted average share price at vesting 2024 £	2025 number	Weighted average share price at vesting 2025 A$	2024 number	Weighted average share price at vesting 2024 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	83,477	50.76	924,836	51.12	13,321	119.66	143,996	124.24
Vested awards settled in cash during the year (including dividend shares applied on vesting)	7,168	50.62	111,446	51.70	3,672	120.09	83,388	124.36
In addition to the equity-settled awards shown above, there were 117,416 Rio Tinto plc and 14,855 Rio Tinto Limited cash-settled awards outstanding at 31 December 2025 (2024: 41,164 Rio Tinto plc and 25,792 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2025 was US$3 million (2024: US$1 million).
28 Share-based payments continued
Management Share Awards, Bonus Deferral Awards (granted under the Equity Incentive Plans), Global
Employee Share Plans, UK Share Plan and Arcadium Plans (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2025 number	Weighted average fair value at grant date 2025 £	2024 number	Weighted average fair value at grant date 2024 £	2025 number	Weighted average fair value at grant date 2025 A$	2024 number	Weighted average fair value at grant date 2024 A$
Unvested awards at 1 January(b)	3,050,734	48.43	2,810,128	50.36	2,780,478	105.64	2,580,993	103.11
Awarded	1,909,950	45.03	1,360,676	46.54	1,063,340	105.25	1,189,754	110.96
Forfeited	(139,906)	44.00	(115,973)	47.67	(142,690)	108.76	(152,069)	106.75
Cancelled	(122,571)	41.69	(94,111)	44.97	(86,496)	99.81	(70,514)	98.85
Vested	(1,161,286)	50.63	(909,986)	52.00	(869,181)	97.82	(767,686)	105.79
Unvested awards at 31 December(b)	3,536,921	46.28	3,050,734	48.43	2,745,451	107.98	2,780,478	105.64
Comprising:
–Management Share Awards	1,148,442	50.27	1,337,860	52.10	1,033,442	117.33	1,228,291	115.71
–Bonus Deferral Awards	84,650	49.21	74,844	50.75	45,181	119.97	39,652	117.82
–Global Employee Share Plan	1,748,910	42.62	1,593,851	45.11	1,666,828	101.87	1,512,535	97.14
–UK Share Plan	52,940	49.67	44,179	53.25	–	–	–	–
– Arcadium Plans (Restricted Share Rights)	14,922	49.04	–	–	–	–	–	–
– Arcadium Plans (Restricted Share Units)	487,057	49.04	–	–	–	–	–	–
Unvested awards at 31 December(b)	3,536,921	46.28	3,050,734	48.43	2,745,451	107.98	2,780,478	105.64
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2025 number	Weighted average share price at vesting 2025 £	2024 number	Weighted average share price at vesting 2024 £	2025 number	Weighted average share price at vesting 2025 A$	2024 number	Weighted average share price at vesting 2024 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
–Management Share Awards	507,657	49.80	569,907	51.97	459,133	119.77	458,429	123.92
–Bonus Deferral Awards	40,067	54.70	90,422	50.18	18,570	132.87	44,477	119.53
–Global Employee Share Plan	592,326	48.12	431,973	51.59	513,754	118.22	401,915	120.73
–UK Share Plan	11,771	48.32	7,403	51.56	–	–	–	–
– Arcadium Plans (Restricted Share Rights)	2,038	44.17	–	–	–	–	–	–
– Arcadium Plans (Restricted Share Units)	81,336	47.47	–	–	–	–	–	–
Vested awards settled in cash during the year (including dividend shares applied on vesting):
–Bonus Deferral Awards	–	–	–	–	–	–	–	–
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
In addition to the equity-settled awards shown above, there were 76,737 Rio Tinto plc and 1,837 Rio Tinto Limited cash-settled awards outstanding at 31 December 2025 (2024: 88,637 Rio Tinto plc and 5,232 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2025 was US$4 million (2024: US$4 million).
Summary of options outstanding
A summary of the status of the Companies’ equity-settled share option plans at 31 December 2025 is presented below.

Outstanding unvested options	Number	Weighted average exercise price per option £	Weighted average remaining contractual life Years	Aggregate intrinsic value £m 2025
Arcadium Plans (Options) (exercise price £22.89 - £81.92)	206,778	46.61	0.68	3
As at 31 December 2024, there were no unvested options. Following the acquisition of Arcadium Lithium plc in March 2025, there was a rollover of options under the Arcadium Plans into Rio Tinto plc denominated awards.

Outstanding vested options	Number	Weighted average exercise price per option £	Weighted average remaining contractual life Years	Aggregate intrinsic value £m 2025
Arcadium Plans (Options) (exercise price £22.89 - £81.92)	373,753	58.93	–	2
As at 31 December 2024, there were no vested options. Following the acquisition of Arcadium Lithium plc in March 2025, there was a rollover of options under the Arcadium Plans into Rio Tinto plc denominated awards